Long-term debt - Maturities (Details 2) SFr in Millions, ¥ in Billions	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 CHF (SFr)
Long-term debt by maturities
Next twelve months	SFr 28,154
Year two	22,456
Year three	22,030
Year four	19,929
Year five	12,269
Thereafter	52,397
Long-term debt	157,235		SFr 166,896
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	800
Structured notes
Long-term debt by maturities
Next twelve months	9,380
Year two	7,860
Year three	5,241
Year four	2,893
Year five	3,076
Thereafter	10,475
Long-term debt	38,925		43,126
Structured notes | Equity
Long-term debt by maturities
Long-term debt	21,437		28,681
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,407		11,678
Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,815		2,363
Structured notes | Other
Long-term debt by maturities
Long-term debt	266		404
Group Parent Company, intercompany transactions excluded
Long-term debt by maturities
Next twelve months	7,346
Year two	4,459
Year three	7,924
Year four	10,667
Year five	5,967
Thereafter	27,130
Long-term debt	SFr 63,493
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.00%	1.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.50%	5.50%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.00%	6.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.30%	1.30%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.80%	3.80%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.10%	2.10%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.00%	7.00%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.60%	0.60%
Group Parent Company, intercompany transactions excluded | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.00%	9.00%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.90%	3.90%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.50%	7.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.30%	6.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.00%	3.00%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	5.30%	5.30%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.80%	9.80%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	4.50%	4.50%
Group Parent Company, intercompany transactions excluded | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.10%	5.10%
Group Parent Company, intercompany transactions excluded | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 2,849
Year two	1,192
Year three	6,420
Year four	8,029
Year five	2,270
Thereafter	25,860
Long-term debt	46,620
Group Parent Company, intercompany transactions excluded | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	3,496
Year two	2,464
Year three	1,504
Year four	1,153
Year five	2,221
Thereafter	1,270
Long-term debt	12,108
Group Parent Company, intercompany transactions excluded | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	1,001
Year two	803
Year three	0
Year four	1,485
Year five	1,476
Thereafter	0
Long-term debt	4,765
Group subsidiaries
Long-term debt by maturities
Next twelve months	20,808
Year two	17,997
Year three	14,106
Year four	9,262
Year five	6,302
Thereafter	25,267
Long-term debt	SFr 93,742
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.80%	4.80%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.00%	5.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.50%	6.50%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.90%	6.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.90%	5.90%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.80%	5.80%
Group subsidiaries | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.50%	8.50%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.30%	2.30%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.60%	6.60%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.90%	1.90%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Group subsidiaries | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.40%	10.40%
Group subsidiaries | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	SFr 4,396
Year two	6,516
Year three	6,574
Year four	5,264
Year five	2,237
Thereafter	13,608
Long-term debt	38,595
Group subsidiaries | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	2,201
Year two	21
Year three	15
Year four	37
Year five	14
Thereafter	171
Long-term debt	2,459
Group subsidiaries | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	804
Year two	0
Year three	219
Year four	0
Year five	0
Thereafter	0
Long-term debt	1,023
Group subsidiaries | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	13,297
Year two	11,451
Year three	7,171
Year four	3,961
Year five	4,010
Thereafter	10,702
Long-term debt	50,592
Group subsidiaries | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	110
Year two	9
Year three	127
Year four	0
Year five	41
Thereafter	786
Long-term debt	1,073
Bank
Long-term debt by maturities
Next twelve months	28,089
Year two	24,005
Year three	23,318
Year four	15,228
Year five	13,310
Thereafter	46,711
Long-term debt	150,661		160,695
Maximum principal amount of notes that can be issued | ¥		¥ 500
Notes with a contractual maturity of greater than one year, but likelihood of redemption within one year	SFr 800
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	2.20%	2.20%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	4.80%	4.80%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	3.30%	3.30%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	5.00%	5.00%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Senior notes | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.00%	1.00%
Bank | Subordinated | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.00%	8.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	3.50%	3.50%
Bank | Subordinated | Debt Instrument, Redemption, Period Two [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.90%	6.90%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.60%	2.60%
Bank | Subordinated | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	7.30%	7.30%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.90%	0.90%
Bank | Subordinated | Debt Instrument, Redemption, Period Four [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.40%	6.40%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	1.00%	1.00%
Bank | Subordinated | Debt Instrument, Redemption, Period Five [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	9.80%	9.80%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.70%	0.70%
Bank | Subordinated | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	8.50%	8.50%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	2.30%	2.30%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period One [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	6.60%	6.60%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Period Three [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	1.90%	1.90%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Minimum
Long-term debt by maturities
Interest rate (as a percent)	0.00%	0.00%
Bank | Non-recourse liabilities from consolidated VIEs | Debt Instrument, Redemption, Thereafter [Member] | Maximum
Long-term debt by maturities
Interest rate (as a percent)	10.40%	10.40%
Bank | Structured notes
Long-term debt by maturities
Next twelve months	SFr 9,380
Year two	7,860
Year three	5,241
Year four	2,893
Year five	3,076
Thereafter	10,475
Long-term debt	38,925		43,126
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	21,437		28,681
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,407		11,678
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	2,815		2,363
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	266		SFr 404
Bank | Fixed rate | Senior notes
Long-term debt by maturities
Next twelve months	4,394
Year two	6,515
Year three	6,573
Year four	5,261
Year five	2,251
Thereafter	13,598
Long-term debt	38,592
Bank | Fixed rate | Subordinated
Long-term debt by maturities
Next twelve months	7,458
Year two	2,834
Year three	6,060
Year four	5,948
Year five	5,472
Thereafter	8,727
Long-term debt	36,499
Bank | Fixed rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	804
Year two	0
Year three	219
Year four	0
Year five	0
Thereafter	0
Long-term debt	1,023
Bank | Variable rate | Senior notes
Long-term debt by maturities
Next twelve months	13,297
Year two	11,451
Year three	7,171
Year four	3,961
Year five	4,010
Thereafter	10,705
Long-term debt	50,595
Bank | Variable rate | Subordinated
Long-term debt by maturities
Next twelve months	2,026
Year two	3,196
Year three	3,168
Year four	58
Year five	1,536
Thereafter	12,895
Long-term debt	22,879
Bank | Variable rate | Non-recourse liabilities from consolidated VIEs
Long-term debt by maturities
Next twelve months	110
Year two	9
Year three	127
Year four	0
Year five	41
Thereafter	786
Long-term debt	SFr 1,073